United States Securities
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 	December 31, 2004

Check here if Amendment [  ]; Amendment Number:
	This Amendment (Check only one):  [ ] is a restatement.
					  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Quantitative Investment Advisors, Inc.
Address:		55 Old Bedford Road
		Lincoln, MA  01773


Form 13F File Number: 	28-	4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:		Elizabeth A. Watson
Title:		Executive Vice President
Phone:		(781) 259-1144

Signature, Place, and Date of Signing;

/s/Elizabeth A. Watson			Lincoln, MA			February 8, 2005
	      [Signature]		    [City, State]		    [Date]

Report Type (Check only one.):

[    ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  X  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number		Name

	28 -	05386			Columbia Partners, LLC, Investment Management
	28 -	00399			State Street Boston Corp.